Note 8 - Loans Receivable, Net and Allowance for Credit Losses - Internal Risk Categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Year One	$ 71,429	$ 107,844
Financing Receivable, Year Two	65,009	233,467
Financing Receivable, Year Three	161,044	131,246
Financing Receivable, Year Four	111,966	40,556
Financing Receivable, Year Five	33,984	23,802
Financing Receivable, Prior	71,112	67,988
Financing Receivable, Revolving	27,021	20,327
Financing Receivable, Total	541,565	625,230
Current period gross charge-offs, Year One	388	0
Current period gross charge-offs, Year Two	0	29
Current period gross charge-offs, Year Three	1,167	613
Current period gross charge-offs, Year Four	56	231
Current period gross charge-offs, Year Five	0	0
Current period gross charge-offs, Prior	187	2
Current period gross charge-offs, Revolving	0	0
Current period gross charge-offs, Total	1,798	875
Pass [Member]
Financing Receivable, Year One	71,133	107,844
Financing Receivable, Year Two	63,848	233,467
Financing Receivable, Year Three	158,938	129,300
Financing Receivable, Year Four	109,463	40,556
Financing Receivable, Year Five	33,377	22,509
Financing Receivable, Prior	71,112	65,518
Financing Receivable, Revolving	26,811	20,327
Financing Receivable, Total	534,682	619,521
Special Mention [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	1,161	0
Financing Receivable, Year Three	333	0
Financing Receivable, Year Four	116	0
Financing Receivable, Year Five	574	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	150	0
Financing Receivable, Total	2,334	0
Substandard [Member]
Financing Receivable, Year One	296	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	1,773	1,946
Financing Receivable, Year Four	2,387	0
Financing Receivable, Year Five	33	1,293
Financing Receivable, Prior	0	2,470
Financing Receivable, Revolving	60	0
Financing Receivable, Total	4,549	5,709
Doubtful [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Financing Receivable, Year One	7,290	6,044
Financing Receivable, Year Two	5,508	8,574
Financing Receivable, Year Three	5,377	3,840
Financing Receivable, Year Four	3,719	1,850
Financing Receivable, Year Five	1,632	571
Financing Receivable, Prior	2,401	2,006
Financing Receivable, Revolving	0	0
Financing Receivable, Total	25,927	22,885
Current period gross charge-offs, Year One	0	0
Current period gross charge-offs, Year Two	0	0
Current period gross charge-offs, Year Three	0	0
Current period gross charge-offs, Year Four	0	0
Current period gross charge-offs, Year Five	0	0
Current period gross charge-offs, Prior	0	0
Current period gross charge-offs, Revolving	0	0
Current period gross charge-offs, Total	0	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Pass [Member]
Financing Receivable, Year One	7,290	6,044
Financing Receivable, Year Two	5,508	8,574
Financing Receivable, Year Three	5,078	3,840
Financing Receivable, Year Four	3,719	1,850
Financing Receivable, Year Five	1,632	571
Financing Receivable, Prior	2,401	2,006
Financing Receivable, Revolving	0	0
Financing Receivable, Total	25,628	22,885
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Special Mention [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Substandard [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	299	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	299	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Doubtful [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Financing Receivable, Year One	1,363	2,195
Financing Receivable, Year Two	1,920	7,153
Financing Receivable, Year Three	6,049	12,362
Financing Receivable, Year Four	11,949	3,268
Financing Receivable, Year Five	1,835	1,026
Financing Receivable, Prior	10,457	14,451
Financing Receivable, Revolving	0	0
Financing Receivable, Total	33,573	40,455
Current period gross charge-offs, Year One	0	0
Current period gross charge-offs, Year Two	0	0
Current period gross charge-offs, Year Three	0	0
Current period gross charge-offs, Year Four	0	0
Current period gross charge-offs, Year Five	0	0
Current period gross charge-offs, Prior	0	0
Current period gross charge-offs, Revolving	0	0
Current period gross charge-offs, Total	0	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Pass [Member]
Financing Receivable, Year One	1,363	2,195
Financing Receivable, Year Two	1,920	7,153
Financing Receivable, Year Three	6,049	12,362
Financing Receivable, Year Four	11,949	3,268
Financing Receivable, Year Five	1,835	1,026
Financing Receivable, Prior	10,457	14,451
Financing Receivable, Revolving	0	0
Financing Receivable, Total	33,573	40,455
Residential Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Special Mention [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Substandard [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Doubtful [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Residential Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Financing Receivable, Year One	5,274	1,566
Financing Receivable, Year Two	923	15,542
Financing Receivable, Year Three	12,713	13,853
Financing Receivable, Year Four	13,087	4,483
Financing Receivable, Year Five	4,068	2,386
Financing Receivable, Prior	9,347	8,850
Financing Receivable, Revolving	0	0
Financing Receivable, Total	45,412	46,680
Current period gross charge-offs, Year One	0	0
Current period gross charge-offs, Year Two	0	0
Current period gross charge-offs, Year Three	0	0
Current period gross charge-offs, Year Four	0	0
Current period gross charge-offs, Year Five	0	0
Current period gross charge-offs, Prior	0	2
Current period gross charge-offs, Revolving	0	0
Current period gross charge-offs, Total	0	2
Residential Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Pass [Member]
Financing Receivable, Year One	5,274	1,566
Financing Receivable, Year Two	923	15,542
Financing Receivable, Year Three	12,713	13,853
Financing Receivable, Year Four	13,087	4,483
Financing Receivable, Year Five	4,068	2,386
Financing Receivable, Prior	9,347	8,850
Financing Receivable, Revolving	0	0
Financing Receivable, Total	45,412	46,680
Residential Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Special Mention [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Residential Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Substandard [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Residential Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Doubtful [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Current period gross charge-offs, Total	(0)	(0)
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Financing Receivable, Year One	529	1,062
Financing Receivable, Year Two	364	35
Financing Receivable, Year Three	0	122
Financing Receivable, Year Four	114	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	169	205
Financing Receivable, Revolving	4,563	4,738
Financing Receivable, Total	5,739	6,162
Current period gross charge-offs, Year One	0	0
Current period gross charge-offs, Year Two	0	0
Current period gross charge-offs, Year Three	0	0
Current period gross charge-offs, Year Four	0	0
Current period gross charge-offs, Year Five	0	0
Current period gross charge-offs, Prior	0	0
Current period gross charge-offs, Revolving	0	0
Current period gross charge-offs, Total	0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Pass [Member]
Financing Receivable, Year One	529	1,062
Financing Receivable, Year Two	364	35
Financing Receivable, Year Three	0	122
Financing Receivable, Year Four	114	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	169	205
Financing Receivable, Revolving	4,563	4,738
Financing Receivable, Total	5,739	6,162
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Special Mention [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Substandard [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Doubtful [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Current period gross charge-offs, Total	(0)	(0)
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Current period gross charge-offs, Total	(0)	2
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Year One	35,478	61,338
Financing Receivable, Year Two	48,075	121,006
Financing Receivable, Year Three	82,038	64,684
Financing Receivable, Year Four	58,043	26,631
Financing Receivable, Year Five	22,637	16,622
Financing Receivable, Prior	46,912	38,897
Financing Receivable, Revolving	4,444	1,996
Financing Receivable, Total	297,627	331,174
Current period gross charge-offs, Year One	0	0
Current period gross charge-offs, Year Two	0	0
Current period gross charge-offs, Year Three	0	0
Current period gross charge-offs, Year Four	0	134
Current period gross charge-offs, Year Five	0	0
Current period gross charge-offs, Prior	0	0
Current period gross charge-offs, Revolving	0	0
Current period gross charge-offs, Total	0	134
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Pass [Member]
Financing Receivable, Year One	35,478	61,338
Financing Receivable, Year Two	47,329	121,006
Financing Receivable, Year Three	80,933	64,684
Financing Receivable, Year Four	57,927	26,631
Financing Receivable, Year Five	22,637	16,571
Financing Receivable, Prior	46,912	38,897
Financing Receivable, Revolving	4,394	1,996
Financing Receivable, Total	295,610	331,123
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Special Mention [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	746	0
Financing Receivable, Year Three	333	0
Financing Receivable, Year Four	116	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	50	0
Financing Receivable, Total	1,245	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Substandard [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	772	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	51
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	772	51
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Doubtful [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Financing Receivable, Year One	4,498	14,777
Financing Receivable, Year Two	4,163	11,244
Financing Receivable, Year Three	5,546	7,417
Financing Receivable, Year Four	4,113	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	2,147
Financing Receivable, Revolving	0	0
Financing Receivable, Total	18,320	35,585
Current period gross charge-offs, Year One	0	0
Current period gross charge-offs, Year Two	0	0
Current period gross charge-offs, Year Three	0	0
Current period gross charge-offs, Year Four	0	0
Current period gross charge-offs, Year Five	0	0
Current period gross charge-offs, Prior	187	0
Current period gross charge-offs, Revolving	0	0
Current period gross charge-offs, Total	187	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Pass [Member]
Financing Receivable, Year One	4,498	14,777
Financing Receivable, Year Two	3,748	11,244
Financing Receivable, Year Three	5,546	7,417
Financing Receivable, Year Four	4,113	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	17,905	33,438
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Special Mention [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	415	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	415	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Substandard [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	2,147
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	2,147
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Doubtful [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Commercial Portfolio Segment [Member]
Financing Receivable, Year One		20,793
Financing Receivable, Year Two		69,913
Financing Receivable, Year Three		28,967
Financing Receivable, Year Four		4,324
Financing Receivable, Year Five		3,197
Financing Receivable, Prior		1,433
Financing Receivable, Revolving		13,593
Financing Receivable, Total		142,220
Current period gross charge-offs, Year One		0
Current period gross charge-offs, Year Two		29
Current period gross charge-offs, Year Three		613
Current period gross charge-offs, Year Four		97
Current period gross charge-offs, Year Five		0
Current period gross charge-offs, Prior		0
Current period gross charge-offs, Revolving		0
Current period gross charge-offs, Total		739
Commercial Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Year One		20,793
Financing Receivable, Year Two		69,913
Financing Receivable, Year Three		27,022
Financing Receivable, Year Four		4,324
Financing Receivable, Year Five		1,955
Financing Receivable, Prior		1,109
Financing Receivable, Revolving		13,593
Financing Receivable, Total		138,709
Commercial Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Year One		0
Financing Receivable, Year Two		0
Financing Receivable, Year Three		0
Financing Receivable, Year Four		0
Financing Receivable, Year Five		0
Financing Receivable, Prior		0
Financing Receivable, Revolving		0
Financing Receivable, Total		0
Commercial Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Year One		0
Financing Receivable, Year Two		0
Financing Receivable, Year Three		1,946
Financing Receivable, Year Four		0
Financing Receivable, Year Five		1,242
Financing Receivable, Prior		323
Financing Receivable, Revolving		0
Financing Receivable, Total		3,511
Commercial Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Year One		0
Financing Receivable, Year Two		0
Financing Receivable, Year Three		0
Financing Receivable, Year Four		0
Financing Receivable, Year Five		0
Financing Receivable, Prior		0
Financing Receivable, Revolving		0
Financing Receivable, Total		0
Commercial Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Year One	16,951
Financing Receivable, Year Two	4,056
Financing Receivable, Year Three	49,321
Financing Receivable, Year Four	20,941
Financing Receivable, Year Five	3,812
Financing Receivable, Prior	1,826
Financing Receivable, Revolving	18,014
Financing Receivable, Total	114,921
Current period gross charge-offs, Year One	388	0
Current period gross charge-offs, Year Two	0	0
Current period gross charge-offs, Year Three	1,167	0
Current period gross charge-offs, Year Four	56	0
Current period gross charge-offs, Year Five	0	0
Current period gross charge-offs, Prior	0	0
Current period gross charge-offs, Revolving	0	0
Current period gross charge-offs, Total	1,611	0
Commercial Portfolio Segment [Member] | Commercial Loan [Member] | Pass [Member]
Financing Receivable, Year One	16,655
Financing Receivable, Year Two	4,056
Financing Receivable, Year Three	48,619
Financing Receivable, Year Four	18,554
Financing Receivable, Year Five	3,205
Financing Receivable, Prior	1,826
Financing Receivable, Revolving	17,854
Financing Receivable, Total	110,769
Commercial Portfolio Segment [Member] | Commercial Loan [Member] | Special Mention [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	574
Financing Receivable, Prior	0
Financing Receivable, Revolving	100
Financing Receivable, Total	674
Commercial Portfolio Segment [Member] | Commercial Loan [Member] | Substandard [Member]
Financing Receivable, Year One	296
Financing Receivable, Year Two	0
Financing Receivable, Year Three	702
Financing Receivable, Year Four	2,387
Financing Receivable, Year Five	33
Financing Receivable, Prior	0
Financing Receivable, Revolving	60
Financing Receivable, Total	3,478
Commercial Portfolio Segment [Member] | Commercial Loan [Member] | Doubtful [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Consumer Portfolio Segment [Member]
Financing Receivable, Year One	46	69
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	46	69
Current period gross charge-offs, Year One	0
Current period gross charge-offs, Year Two	0
Current period gross charge-offs, Year Three	0
Current period gross charge-offs, Year Four	0
Current period gross charge-offs, Year Five	0
Current period gross charge-offs, Prior	0
Current period gross charge-offs, Revolving	0
Current period gross charge-offs, Total	0
Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Year One	46	69
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	46	69
Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	0	0
Consumer Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Year One	0	0
Financing Receivable, Year Two	0	0
Financing Receivable, Year Three	0	0
Financing Receivable, Year Four	0	0
Financing Receivable, Year Five	0	0
Financing Receivable, Prior	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Total	$ 0	$ 0